Stockholders' Equity and Regulatory Matters	12 Months Ended
Dec. 31, 2018
Stockholders' Equity and Regulatory Matters [Abstract]
Stockholders' Equity and Regulatory Matters

17.  Stockholders’ Equity and Regulatory Matters

The Company is authorized to issue 500,000 shares of preferred stock with no par value. The Board has the ability to fix the voting, dividend, redemption and other rights of the preferred stock, which can be issued in one or more series. No shares of preferred stock have been issued.

The Company has a dividend reinvestment and stock purchase plan. Under this plan, additional shares of Juniata Valley Financial Corp. stock may be purchased at the prevailing market prices through reinvested dividends and voluntary cash payments, within limits. To the extent that shares are not available in the open market, the Company has reserved common stock to be issued under the plan. Any adjustment in capitalization of the Company will result in a proportionate adjustment to the reserved shares for this plan. At December 31, 2018, 141,887 shares were available for issuance under the Dividend Reinvestment Plan.

The Company periodically repurchases shares of its common stock under a share repurchase program approved by the Board of Directors. Repurchases have typically been through open market transactions and have complied with all regulatory restrictions on the timing and amount of such repurchases. Shares repurchased have been added to treasury stock and accounted for at cost. These shares may be reissued for stock option exercises, stock awards, employee stock purchase plan purchases, to fulfill dividend reinvestment program needs and to supply shares needed for exchange in an acquisition. During 2018, 2017 and 2016, 3,416,  4,289 and 49,370 shares, respectively, were repurchased in conjunction with this program. Remaining shares authorized in the program were 170,574 as of December 31, 2018.

The Company and the Bank are subject to risk-based capital standards by which bank holding companies and banks are evaluated in terms of capital adequacy. These regulatory capital requirements are administered by the federal banking agencies. Failure to meet minimum capital requirements can result in certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of the Company’s and the Bank’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Company’s and Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to each maintain minimum amounts and ratios. The requirements were revised and became effective on a phased-in basis beginning January 1, 2015 and included the establishment of a Common Equity Tier I level.  Juniata’s and the Bank’s Total, Tier I and Common Equity Tier I capital (as defined in the regulations) to risk-weighted assets (as defined in the regulations), and Tier I capital (as defined in the regulations) to average assets (as defined in the regulations) are set forth in the table below. These risk-based capital rules require that banks and holding companies maintain a “capital conservation buffer” of 250 basis points in excess of the “minimum capital ratio”. The minimum capital ratio is equal to the prompt corrective action adequately capitalized threshold ratio. The capital conservation buffer was fully phased in as of January 1, 2019. The maximum buffer for 2018 was 1.875% and is 2.5% for 2019 and thereafter. Failure to maintain the required capital conservation buffer will result in limitations on capital distributions and on discretionary bonuses to executive officers. Management believes, as of December 31, 2018 and 2017, that the Company and the Bank met all capital adequacy requirements to which they were subject.

As of December 31, 2018, the most recent notification from the regulatory banking agencies categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as “well capitalized”, the Bank must maintain minimum Total risk-based, Tier I risk-based, Common Equity Tier I risk-based and Tier I leverage ratios as set forth in the table. To the knowledge of management, there are no conditions or events since these notifications that have changed the Bank’s category.

The table below provides a comparison of the Company’s and the Bank’s risk-based capital ratios and leverage ratios to the minimum regulatory requirements as of the dates indicated.

Juniata Valley Financial Corp. (Consolidated)			Minimum Requirement
			for Capital
(Dollars in thousands)	Actual		Adequacy Purposes
	Amount	Ratio	Amount	Ratio
As of December 31, 2018:
Total Capital (to Risk Weighted Assets)	$63,883	15.86%	$32,214	8.00%
Tier 1 Capital (to Risk Weighted Assets)	60,849	15.11%	24,160	6.00%
Common Equity Tier 1 Capital (to Risk Weighted Assets)	60,849	15.11%	18,120	4.50%
Tier 1 Capital (to Average Assets) Leverage	60,849	10.01%	24,318	4.00%

As of December 31, 2017:
Total Capital (to Risk Weighted Assets)	$59,667	15.01%	$31,809	8.00%
Tier 1 Capital (to Risk Weighted Assets)	55,808	14.04%	23,857	6.00%
Common Equity Tier 1 Capital (to Risk Weighted Assets)	55,808	14.04%	17,892	4.50%
Tier 1 Capital (to Average Assets) Leverage	55,808	9.43%	23,666	4.00%

							Minimum
							Regulatory
							Requirements
					Minimum		to be "Well
					Capital		Capitalized"
The Juniata Valley Bank			Minimum Requirement		Adequacy		under Prompt
			for Capital		with Capital		Corrective Action
(Dollars in thousands)	Actual		Adequacy Purposes		Buffer		Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2018:
Total Capital	$62,422	15.50%	$32,222	8.00%	$39,774	9.875%	$40,278	10.00%
(to Risk Weighted Assets)
Tier 1 Capital	59,388	14.74%	24,167	6.00%	31,719	7.875%	32,222	8.00%
(to Risk Weighted Assets)
Common Equity Tier 1 Capital	59,388	14.74%	18,125	4.50%	25,677	6.375%	26,181	6.50%
(to Risk Weighted Assets)
Tier 1 Capital	59,388	9.77%	24,317	4.00%	24,317	4.000%	30,397	5.00%
(to Average Assets) Leverage

As of December 31, 2017:
Total Capital	$52,009	13.24%	$31,435	8.00%	$36,346	9.250%	$39,293	10.00%
(to Risk Weighted Assets)
Tier 1 Capital	49,026	12.48%	23,576	6.00%	28,488	7.250%	31,435	8.00%
(to Risk Weighted Assets)
Common Equity Tier 1 Capital	49,026	12.48%	17,682	4.50%	22,594	5.750%	25,541	6.50%
(to Risk Weighted Assets)
Tier 1 Capital	49,026	8.36%	23,460	4.00%	23,460	4.000%	29,325	5.00%
(to Average Assets) Leverage

Certain regulatory restrictions exist regarding the ability of the Bank to transfer funds to the Company in the form of cash dividends, loans or advances. At December 31, 2018, $42,119,000 of undistributed earnings of the Bank, included in the consolidated stockholders’ equity, was available for distribution to the Company as dividends without prior regulatory approval, subject to the regulatory capital requirements above.